Derivative Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Summary of weighted-average assumptions of fair value calculations for warrants granted and subsequent revaluation

Year Ended
December 31, 2013
Expected dividend yield	0%
Expected stock price volatility	70-172%
Risk-free interest rate	.08–1.75%
Expected life of warrants	.1-4.59 years
Number of warrants	4,300,351
Fair value of warrants	$775,596

Summary of derivative liabilities fair value measured on a recurring basis

		Fair Value Measurements at December 31, 2013
	Total Carrying Value at September 30, 2013	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Derivative liabilities	$775,596	$-	$-	$775,596

Summary of changes in fair value of Level 3 financial liabilities
Year ended December 31, 2013
Beginning balance January 1, 2013	$0
Initial valuation of derivative financial instruments	1,451,644
Net unrealized (gain) loss on derivative financial instruments	(676,048)
Ending balance	$775,596